Note 17 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
17	Property, plant and equipment

Cost	Land and Buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant&	Total

Balance at January 1, 2021	11,315	442	23,983	84,856	40,644	1,235	2,995	392	165,862
Additions*	–	528	678	24,851	3,531	134	176	1,581	31,479
Impairments@	–	–	–	(65)	(1,565)	–	–	–	(1,630)
Derecognised plant and equipment	–	(402)	–	–	–	–	–	–	(402)
Reallocations between asset classes #	3,120	–	49,253	(74,166)	21,785	8	–	–	–
Foreign exchange movement	–	(25)	–	–	(76)	(35)	(2)	(33)	(171)
Balance at December 31, 2021	14,435	543	73,914	35,476	64,319	1,342	3,169	1,940	195,138

Balance at January 1, 2022	14,435	543	73,914	35,476	64,319	1,342	3,169	1,940	195,138
Additions	–	–	–	31,711	3,049	243	147	12,198	47,348
Impairments@	–	–	(8,518)	–	(998)	–	–	–	(9,516)
Reallocations between asset classes	759	–	15,886	(20,734)	4,089	–	–	–	–
Acquisition of Bilboes oxide assets (Tribute)	–	–	872	–	–	–	–	–	872
Foreign exchange movement	–	(18)	–	–	26	(22)	(2)	–	(16)
Balance at December 31, 2022	15,194	525	82,154	46,453	70,485	1,563	3,314	14,138	233,826

*	Included in additions is the change in estimate for the decommissioning asset of ($468) (2021: ($408)), refer to note 28.
@

Included in the 2022 impairments are development asset costs of $8,518 that predominantly relates to prospective areas above 750 meters at Blanket which are not included in the LoMP. Also included in the 2022 impairments are generator cost of $791 and loader bottom decks at a cost of $101, these assets were no longer in working conditions. Included in the 2021 impairments are gensets cost of $1,001 and guide ropes cost of $310 that were no longer in working condition. The carrying amount for these impaired assets were impaired to $Nil.

#

Included in the reallocation between asset classes is an amount of $18,509 for the Central Shaft that was reallocated from CWIP (Mine development, infrastructure and other) to Plant and equipment at the time of the commissioning of the Central Shaft.

&

The solar plant was fully commissioned on February 2, 2023 and the sale agreement between Caledonia Mining Corporation Plc and Caledonia Mining Services (Private) Limited was concluded for the sale of the solar plant.  Depreciation on the solar plant started on February 2, 2023 and the power purchase agreement, between Caledonia Mining Services (Private) Limited and Blanket Mine, became effective. In December 2022, the Caledonia board approved a proposal for Caledonia Mining Services (PvT) Ltd (which owns the solar plant) to issue loan note instruments (“bonds”) up to a value of $12,000. The decision was taken in order to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market. The bonds have an interest rate of 9.5% payable bi-annually and have a tenor of 3 years from the date of issue. The bond repayments are guaranteed by the Company and post December 31, 2022 $4.5 million was issued to Zimbabwean registered commercial entities.

Accumulated depreciation and Impairment losses	Land and Buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant	Total

Balance at January 1, 2021	6,233	213	6,443	530	22,685	849	2,430	–	39,383
Depreciation for the year	1,102	115	2,467	70	3,953	136	203	–	8,046
Derecognition	–	(230)	–	–	–	–	–	–	(230)
Accumulated depreciation for impairments	–	–	–	–	(1,133)	–	–	–	(1,133)
Foreign exchange movement	–	(1)	–	–	–	(27)	(2)	–	(30)
Balance at December 31, 2021	7,335	97	8,910	600	25,505	958	2,631	–	46,036

Balance at January 1, 2022	7,335	97	8,910	600	25,505	958	2,631	–	46,036
Depreciation for the year	1,015	137	3,990	93	4,527	163	216	–	10,141
Accumulated depreciation for impairments	–	–	(532)	–	(775)	–	–	–	(1,307)
Foreign exchange movement	–	(4)	–	–	–	(21)	(2)	–	(27)
Balance at December 31, 2022	8,350	230	12,368	693	29,257	1,100	2,845	–	54,843

Carrying amounts
At December 31, 2021	7,100	446	65,004	34,876	38,814	384	538	1,940	149,102
At December 31, 2022	6,844	295	69,786	45,760	41,228	463	469	14,138	178,983

*	Accumulated depreciation and depreciation under Assets under construction and decommissioning assets include depreciation on decommissioning assets.

Economic recovery

Items of property, plant and equipment are depreciated over the LoMP, which includes planned production from inferred resources. These inferred resources are included in the calculation when the economic recovery thereof is demonstrated by the achieved recovered grade relative to the mine’s pay limit for the period 2006 to 2022. The cut-off grade is 2.10 g/t (2021: 2.10 g/t) while the recovered grade has ranged from 3.38 g/t to 3.36 g/t over the period. All-in-sustaining-cost# has remained consistently below the gold price received over this period resulting in economic recovery of the inferred resources.

# All-in sustaining cost (“AISC”) per ounce is calculated as the on-mine cost per ounce to produce gold (which includes production costs before intercompany eliminations and exploration costs) plus royalty paid, additional costs incurred outside the mine (i.e. at offices in Harare, Johannesburg, London and Jersey), costs associated with maintaining the operating infrastructure and resource base that are required to maintain production at the current levels (sustaining capital investment), the share-based expense arising from the LTIP less silver by-product revenue and the export credit incentive.

Non-cash items excluded from acquisition of Property, plant and equipment:

	2022	2021

Net Property, plant and equipment included in Prepayments	(4,445)	893
Net Property, plant and equipment included in Trade and other payables	(1,876)	50
Bilboes oxide project payable (note 29)	(872)	-
Change in estimate - adjustment capitalised in Property, plant and equipment (note 28)	468	408
Acquisition - Maligreen included in Provisions (note 28)	-	(135)
Additions to right of use assets (note 19)	-	(528)
Derecognition of right of use assets (note 19)	-	172
Finance cost – Capitalised to property, plant and equipment (note 15)	-	(17)
Total non-cash items excluded from acquisition of Property, plant and equipment	(6,725)	843